Supplement dated August 21, 2024 to April 29, 2024 Prospectus, Summary Prospectus and Updating Summary Prospectus (“Prospectuses”) for:

•	Group and Individual Flexible Premium Variable Life Insurance Policies (AFIS) Issued by Paragon Separate Account A of Metropolitan Life Insurance Company

•	Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager C) Issued by Paragon Separate Account B of Metropolitan Life Insurance Company

•	Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) Issued by Paragon Separate Account B of Metropolitan Life Insurance Company

•	Group Variable Universal Life Insurance Policies and Certificates (Metflex GVUL D II) Issued by Paragon Separate Account B of Metropolitan Life Insurance Company

Effective on or about August 19, 2024, all references in the Prospectuses to Brighthouse/abrdn Emerging Markets Equity Portfolio are changed as follows:

•	The name of the Portfolio is changed to: SSGA Emerging Markets Enhanced Index Portfolio II

•	The Portfolio subadviser is changed to: SSGA Funds Management, Inc.

RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR FUTURE REFERENCE.